Quarterly Report
August 31, 2023
MFS®  Blended Research®
Small Cap Equity Fund
BRS-Q1

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 0.9%
CACI International, Inc., “A” (a)	8,945	$2,934,049
Apparel Manufacturers – 1.5%
Skechers USA, Inc., “A” (a)	89,774	$4,516,530
Automotive – 2.3%
Methode Electronics, Inc.	26,708	$861,333
REV Group, Inc.	148,978	2,023,121
Titan International, Inc. (a)	112,522	1,416,652
Visteon Corp. (a)	21,261	2,961,020
		$7,262,126
Biotechnology – 3.2%
Adaptive Biotechnologies Corp. (a)	264,950	$1,793,712
Alector, Inc. (a)	17,728	96,618
AlloVir, Inc. (a)	141,351	442,429
Arcus Biosciences, Inc. (a)	46,950	962,475
BioAtla, Inc. (a)	177,838	446,373
Dynavax Technologies Corp. (a)	84,622	1,215,172
Exelixis, Inc. (a)	41,652	932,588
Fate Therapeutics, Inc. (a)	26,730	67,092
iTeos Therapeutics, Inc. (a)	63,200	762,508
Lyell Immunopharma, Inc. (a)	250,057	597,636
Sana Biotechnology, Inc. (a)(l)	199,446	1,067,036
Sangamo Therapeutics, Inc. (a)	160,153	155,236
Vir Biotechnology, Inc. (a)	50,933	644,812
Voyager Therapeutics, Inc. (a)	92,415	925,998
		$10,109,685
Brokerage & Asset Managers – 0.4%
A-Mark Precious Metals, Inc.	29,374	$1,002,241
GCM Grosvenor, Inc., “A”	41,593	317,770
		$1,320,011
Business Services – 4.0%
BlueLinx Holdings, Inc. (a)	22,996	$2,052,623
Boise Cascade Corp.	9,328	1,020,203
HireRight Holdings Corp. (a)	74,913	784,339
TaskUs, Inc., “A” (a)	164,116	1,624,748
TriNet Group, Inc. (a)	31,737	3,520,586
World Fuel Services Corp.	68,892	1,508,735
Yext, Inc. (a)	241,441	2,115,023
		$12,626,257
Cable TV – 0.3%
Cable One, Inc.	1,183	$769,624
Chemicals – 1.9%
Avient Corp.	44,460	$1,783,291
Element Solutions, Inc.	199,428	4,112,205
		$5,895,496
Computer Software – 3.0%
2U, Inc. (a)	24,020	$76,143
Elastic N.V. (a)	51,435	3,182,798
HashiCorp, Inc., “A” (a)	14,414	420,312

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Nutanix, Inc. (a)	50,275	$1,563,553
Paycor HCM, Inc. (a)	37,459	879,163
Paylocity Holding Corp. (a)	15,759	3,159,679
		$9,281,648
Computer Software - Systems – 3.8%
Box, Inc., “A” (a)	146,129	$3,869,496
Five9, Inc. (a)	15,434	1,116,959
Rapid7, Inc. (a)	78,329	3,946,998
Rimini Street, Inc. (a)	243,076	588,244
Squarespace, Inc., “A” (a)	56,291	1,697,174
Verint Systems, Inc. (a)	22,324	723,074
		$11,941,945
Construction – 2.6%
AZEK Co., Inc. (a)	133,385	$4,536,424
GMS, Inc. (a)	46,414	3,218,347
M/I Homes, Inc. (a)	1,739	170,735
Taylor Morrison Home Corp. (a)	4,226	200,312
		$8,125,818
Consumer Products – 1.5%
Herbalife Ltd. (a)	33,630	$505,123
Prestige Consumer Healthcare, Inc. (a)	73,582	4,292,038
		$4,797,161
Consumer Services – 1.6%
Grand Canyon Education, Inc. (a)	41,902	$4,913,009
Electrical Equipment – 2.1%
Vertiv Holdings Co.	168,345	$6,631,110
Electronics – 5.2%
Advanced Energy Industries, Inc.	39,636	$4,679,823
Alpha and Omega Semiconductor Ltd. (a)	45,944	1,449,533
Photronics, Inc. (a)	70,962	1,686,057
Plexus Corp. (a)	37,906	3,849,354
Sanmina Corp. (a)	10,718	596,993
Silicon Laboratories, Inc. (a)	30,472	4,109,454
		$16,371,214
Energy - Independent – 2.6%
CONSOL Energy, Inc.	30,348	$2,611,142
CVR Energy, Inc.	53,346	1,744,414
Magnolia Oil & Gas Corp., “A”	53,773	1,226,024
Par Pacific Holdings, Inc. (a)	72,227	2,480,998
		$8,062,578
Energy - Integrated – 0.2%
National Gas Fuel Co.	12,935	$695,127
Engineering - Construction – 2.3%
APi Group, Inc. (a)	104,982	$2,955,243
Dycom Industries, Inc. (a)	41,300	4,127,109
		$7,082,352

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.2%
Cal-Maine Foods, Inc.	46,998	$2,246,034
Duckhorn Portfolio, Inc. (a)	40,049	498,210
Hostess Brands, Inc. (a)	147,045	4,187,842
		$6,932,086
Gaming & Lodging – 2.2%
International Game Technology PLC	133,552	$4,276,335
Norwegian Cruise Line Holdings Ltd. (a)	41,451	686,843
Target Hospitality Corp. (a)(l)	111,574	1,774,027
		$6,737,205
Insurance – 2.5%
Hanover Insurance Group, Inc.	20,829	$2,222,871
Jackson Financial, Inc.	50,756	1,908,425
Voya Financial, Inc.	51,822	3,610,957
		$7,742,253
Internet – 1.4%
Cars.com, Inc. (a)	8,246	$154,118
Yelp, Inc. (a)	58,877	2,522,879
ZipRecruiter, Inc., “A” (a)	108,122	1,642,373
		$4,319,370
Leisure & Toys – 2.2%
Brunswick Corp.	38,952	$3,081,882
Funko, Inc., “A” (a)	221,757	1,545,647
Malibu Boats, Inc., “A” (a)	28,766	1,396,877
MasterCraft Boat Holdings, Inc. (a)	14,728	320,481
Polaris, Inc.	5,156	577,936
		$6,922,823
Machinery & Tools – 3.8%
Flowserve Corp.	37,067	$1,466,741
ITT, Inc.	3,950	404,006
Olympic Steel, Inc.	32,522	1,740,577
Regal Rexnord Corp.	26,842	4,353,504
Timken Co.	50,332	3,846,372
		$11,811,200
Major Banks – 0.8%
Comerica, Inc.	49,432	$2,378,174
Medical & Health Technology & Services – 2.9%
Encompass Health Corp.	54,683	$3,884,680
Health Catalyst, Inc. (a)	38,112	445,529
HealthEquity, Inc. (a)	70,372	4,753,629
		$9,083,838
Medical Equipment – 4.9%
Avanos Medical, Inc. (a)	46,919	$987,176
Bioventus, Inc., “A” (a)(l)	46,023	165,683
Envista Holdings Corp. (a)	105,813	3,388,132
Maravai Lifesciences Holdings, Inc., “A” (a)	205,910	2,129,109
MiMedx Group, Inc. (a)	147,729	1,096,149
Myriad Genetics, Inc. (a)	7,187	128,288
Organogenesis Holdings, Inc. (a)	217,709	609,585
Orthofix Medical, Inc. (a)	78,278	1,656,363
Quidel Corp. (a)	46,192	3,804,373
Sotera Health Co. (a)	19,401	313,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
ZimVie, Inc. (a)	82,729	$976,202
		$15,254,192
Metals & Mining – 1.7%
Ryerson Holding Corp.	60,800	$1,893,312
United States Steel Corp.	114,464	3,558,686
		$5,451,998
Natural Gas - Distribution – 0.7%
UGI Corp.	82,241	$2,070,828
Oil Services – 3.4%
ChampionX Corp.	130,451	$4,707,977
NOV, Inc.	196,835	4,159,123
Oil States International, Inc. (a)	18,876	147,988
Select Water Solutions, Inc.	189,825	1,528,091
		$10,543,179
Other Banks & Diversified Financials – 10.7%
Atlanticus Holdings Corp. (a)	5,979	$208,667
Bank of N.T. Butterfield & Son Ltd.	58,218	1,695,308
Cathay General Bancorp, Inc.	128,324	4,572,184
Columbia Banking System, Inc.	168,302	3,446,825
Customers Bancorp, Inc (a)	23,984	842,798
East West Bancorp, Inc.	33,252	1,840,166
Enova International, Inc. (a)	6,768	341,446
Heritage Commerce Corp.	72,681	630,144
Navient Corp.	98,482	1,738,207
OFG Bancorp	60,940	1,837,950
Pacific Premier Bancorp, Inc.	65,747	1,513,496
Preferred Bank	19,217	1,193,568
SLM Corp.	262,202	3,733,757
Texas Capital Bancshares, Inc. (a)	69,602	4,345,949
Wintrust Financial Corp.	44,884	3,483,447
Zions Bancorporation NA	60,772	2,157,406
		$33,581,318
Pharmaceuticals – 4.6%
Alkermes PLC (a)	44,236	$1,291,249
Arcturus Therapeutics Holdings Inc. (a)	30,498	925,614
Catalyst Pharmaceuticals, Inc. (a)	64,266	902,295
Coherus BioSciences, Inc. (a)	81,964	436,868
Eagle Pharmaceuticals, Inc. (a)	25,328	429,310
Emergent BioSolutions, Inc. (a)	20,913	98,082
Intercept Pharmaceuticals, Inc. (a)	77,164	835,686
Ionis Pharmaceuticals, Inc. (a)	20,637	831,052
Kiniksa Pharmaceuticals, “A” (a)	63,037	1,086,128
Kymera Therapeutics, Inc. (a)	31,745	605,695
Macrogenics, Inc. (a)	113,640	529,562
Neurocrine Biosciences, Inc. (a)	7,164	780,088
Nurix Therapeutics, Inc. (a)	32,971	280,253
Organon & Co.	187,111	4,108,958
REGENXBIO, Inc. (a)	18,103	320,423
Vanda Pharmaceuticals, Inc. (a)	113,855	590,907
Y-mAbs Therapeutics, Inc. (a)	66,330	336,293
		$14,388,463
Railroad & Shipping – 0.7%
Teekay Tankers LTD., “A”	55,843	$2,271,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 7.4%
Broadstone Net Lease, Inc., REIT	188,822	$3,053,252
Empire State Realty Trust, REIT, “A”	521,057	4,548,828
National Storage Affiliates Trust, REIT	40,409	1,357,742
Phillips Edison & Co., REIT	131,234	4,443,583
Piedmont Office Realty Trust, Inc., REIT	223,890	1,538,124
Spirit Realty Capital, Inc., REIT	91,600	3,536,676
STAG Industrial, Inc., REIT	73,143	2,671,914
Tanger Factory Outlet Centers, Inc., REIT	85,423	1,986,085
		$23,136,204
Restaurants – 1.1%
Texas Roadhouse, Inc.	25,587	$2,663,607
Wendy's Co.	45,753	905,452
		$3,569,059
Specialty Chemicals – 1.6%
Chemours Co.	112,618	$3,831,264
Tronox Holdings PLC	78,117	1,065,516
		$4,896,780
Specialty Stores – 2.2%
Builders FirstSource, Inc. (a)	22,884	$3,319,096
Carvana Co. (a)	6,166	310,458
Urban Outfitters, Inc. (a)	100,001	3,321,033
		$6,950,587
Telephone Services – 0.5%
EchoStar Corp., “A” (a)	82,219	$1,428,966
Trucking – 1.8%
Landstar System, Inc.	5,995	$1,137,911
Saia, Inc. (a)	10,777	4,593,157
		$5,731,068
Utilities - Electric Power – 0.8%
Portland General Electric Co.	56,066	$2,459,055
Total Common Stocks		$310,996,079
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.3% (v)	2,301,530	$2,301,760
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j)	1,069,722	$1,069,722

Other Assets, Less Liabilities – (0.6)%		(1,746,568)
Net Assets – 100.0%		$312,620,993
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,301,760 and $312,065,801, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$310,996,079	$—	$—	$310,996,079
Mutual Funds	3,371,482	—	—	3,371,482
Total	$314,367,561	$—	$—	$314,367,561
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,041,188	$13,034,446	$12,774,505	$197	$434	$2,301,760
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23,280	$—